Trading Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average number of futures contracts traded	1,607	1,959
Monthly average number of metal forward contracts traded	207	322
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average number of futures contracts traded	850	1,049
Monthly average number of metal forward contracts traded	216	386
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average number of futures contracts traded	1,470	2,184
Monthly average number of metal forward contracts traded	42	44
Weighted Average [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average notional values of currency forward contracts	$ 103,224,681	$ 103,856,432
Weighted Average [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average notional values of currency forward contracts	201,496,176	276,959,176
Weighted Average [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average notional values of currency forward contracts	$ 28,780,971	$ 28,850,726
Minimum [Member] | Traded Over-the-Counter [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of investment contracts	27.50%
Minimum [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Traded Over-the-Counter [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of investment contracts	0.00%
Minimum [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Traded Over-the-Counter [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of investment contracts	0.00%
Maximum [Member] | Traded Over-the-Counter [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of investment contracts	57.40%
Maximum [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Traded Over-the-Counter [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of investment contracts	43.20%
Maximum [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Traded Over-the-Counter [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of investment contracts	100.00%